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                          PRUCO LIFE INSURANCE COMPANY
                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                        STRATEGIC PARTNERS ANNUITY ONE 3
                          STRATEGIC PARTNERS FLEXELITE


                         Supplement, dated June 17, 2005
                                       To
                         Prospectuses, dated May 2, 2005


Effective as of the date of this supplement, we have made the following changes to the above-referenced prospectuses:

PRUCO LIFE INSURANCE COMPANY AND PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY STRATEGIC PARTNERS ANNUITY ONE 3 CONTRACTS; AND PRUCO LIFE INSURANCE COMPANY STRATEGIC PARTNERS FLEXELITE CONTRACTS. In the Glossary of each prospectus, we add the following as the last sentence of the definition of "joint owner": "A joint owner must be a natural person."

PRUCO LIFE INSURANCE COMPANY AND PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY STRATEGIC PARTNERS ANNUITY ONE 3 CONTRACTS; AND PRUCO LIFE INSURANCE COMPANY STRATEGIC PARTNERS FLEXELITE CONTRACTS. In Section 3 of each prospectus, under the heading entitled "Guaranteed Minimum Income Benefit", there is a bullet point that states:

TO TAKE ADVANTAGE OF THE GUARANTEED MINIMUM INCOME BENEFIT, YOU MUST WAIT A CERTAIN AMOUNT OF TIME BEFORE YOU BEGIN THE INCOME PHASE. THE WAITING PERIOD IS THE PERIOD EXTENDING FROM THE CONTRACT DATE TO THE 7TH CONTRACT ANNIVERSARY BUT, IF THE GUARANTEED MINIMUM INCOME BENEFIT HAS BEEN RESET (AS DESCRIBED BELOW), THE WAITING PERIOD IS THE 7 YEAR PERIOD BEGINNING WITH THE DATE OF THE MOST RECENT RESET.

We replace that bullet point with the following bullet point in each prospectus:

TO TAKE ADVANTAGE OF THE GUARANTEED MINIMUM INCOME BENEFIT, YOU MUST WAIT A CERTAIN AMOUNT OF TIME BEFORE YOU BEGIN THE INCOME PHASE. THE WAITING PERIOD IS THE PERIOD EXTENDING FROM THE CONTRACT DATE TO THE 7TH CONTRACT ANNIVERSARY BUT, IF THE GUARANTEED MINIMUM INCOME BENEFIT HAS BEEN RESET (AS DESCRIBED BELOW), THE WAITING PERIOD IS THE 7 YEAR PERIOD BEGINNING WITH THE DATE OF THE MOST RECENT RESET. IN LIGHT OF THIS WAITING PERIOD UPON RESETS, IT IS NOT RECOMMENDED THAT YOU RESET YOUR GUARANTEED MINIMUM INCOME BENEFIT IF THE REQUIRED BEGINNING DATE UNDER IRS MINIMUM DISTRIBUTION REQUIREMENTS WOULD COMMENCE DURING THE 7 YEAR WAITING PERIOD. SEE "MINIMUM DISTRIBUTION REQUIREMENTS AND PAYMENT OPTION" IN SECTION 10 FOR ADDITIONAL INFORMATION ON IRS REQUIREMENTS.
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PRUCO LIFE INSURANCE COMPANY AND PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
STRATEGIC PARTNERS ANNUITY ONE 3 CONTRACTS; AND PRUCO LIFE INSURANCE COMPANY STRATEGIC PARTNERS FLEXELITE CONTRACTS. In Section 4 of each prospectus, under the heading entitled "Spousal Continuance Benefit", we state, with regard to the Income Appreciator Benefit, that ". . . on the owner's death, the Income Appreciator Benefit will end unless the contract is continued by the owner's surviving spouse under the Spousal Continuance Benefit." We revise that clause to read as follows: ". . . on the owner's death (or first-to-die, in the case of joint owners), the Income Appreciator Benefit will end unless the contract is continued by the deceased owner's surviving spouse under the Spousal Continuance Benefit."

PRUCO LIFE INSURANCE COMPANY'S STRATEGIC PARTNERS FLEXELITE CONTRACTS ONLY. On page 71 of the prospectus, the reference to a charge of 1.60% annually for the base death benefit under contracts sold on or after May 1, 2003 or upon subsequent state approval is changed, to refer instead to a charge of 1.65% annually.

This supplement should be read and retained with the current prospectus for your annuity contract. This supplement is intended to update information in the May 2, 2005 prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity referenced here that you do not own. If you would like another copy of the current prospectus or statement of additional information, please contact us at (888) PRU-2888.